Impairment Charges (Schedule Of Impairment Charges) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Pretax Impairment Charge	$ 21	$ 28	$ 314
Tax Benefit	7	9	25
After Tax Charge	14	19	289
North American Foodservice [Member]
Pretax Impairment Charge	15	15	107
Tax Benefit	5	5
After Tax Charge	10	10	107
International Beverage [Member]
Pretax Impairment Charge	6
Tax Benefit	2
After Tax Charge	4
International Bakery [Member]
Pretax Impairment Charge		13	207
Tax Benefit		4	25
After Tax Charge		$ 9	$ 182